Cash Flow (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Cash Flow [Abstract]
Schedule of Cash Flows from Operating Activities

Net cash generated from operating activities in the IFRS cash flows on page 31 includes the following items:

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	£m	£m	£m

Profit from operations	4,907	5,097	9,962
Depreciation, amortisation and impairment	473	533	1,450
Increase in inventories	(600)	(574)	(144)
(Increase)/decrease in trade and other receivables	(325)	(368)	300
(Decrease)/increase in provision for MSA	(670)	(386)	369
Decrease in trade and other payables	(314)	(4)	(320)
Decrease in net retirement benefit liabilities	(41)	(26)	(96)
Decrease in other provisions	(193)	(245)	-
Other non-cash items	80	7	46
Cash generated from operating activities	3,317	4,034	11,567
Dividends received from associates	164	2	351
Tax paid	(1,227)	(552)	(2,132)
Net cash generated from operating activities	2,254	3,484	9,786